Financial Instruments and Risk Management (Schedule of Interest Rate Risk) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Nov. 01, 2018
Disclosure of risk management strategy related to hedge accounting [line items]
Cash and restricted cash deposits	$ 11,198	$ 10,286	$ 10,000
Convertible debt		56,984
Non-convertible debt		178,483
Promissory Note	15,501
Maximum exposure to credit risk	21,764
Interest rate risk [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Cash and restricted cash deposits	18,850	24,143
Convertible debt		56,984
Non-convertible debt		178,483
Promissory Note	15,501
Net carrying value of debt	155
Foreign currency net monetary asset position	$ 189